Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Shareholders' Equity [Abstract]
Shareholders' equity
Note 11 — Shareholders’ equity
The authorized capital of the Company is comprised of 200 million common shares, $1 par value, and 500,000 preference shares. No preference shares have been outstanding during the last three years.
On June 14, 2007, the Company’s Board of Directors authorized the repurchase of up to $300 million of outstanding Company common stock. Repurchases of Company stock under the Board authorization may be made from time to time in the open market and may include privately-negotiated transactions as market conditions warrant and subject to regulatory considerations. The stock repurchase program has no expiration date, and the Company’s ability to execute on the program will depend on, among other factors, cash requirements for acquisitions, cash generation from operations, debt repayment obligations, market conditions and regulatory requirements. In addition, under the Company’s senior credit and Senior Note agreements, the Company is subject to certain restrictions relating to its ability to repurchase shares in the event the Company’s consolidated leverage ratio exceeds certain levels, which may further limit the Company’s ability to repurchase shares under this Board authorization. Through December 31, 2010, no shares have been purchased under this Board authorization.
Basic earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed in the same manner except that the weighted average number of shares is increased for dilutive securities. The difference between basic and diluted weighted average common shares results from the assumption that dilutive stock options were exercised. A reconciliation of basic to diluted weighted average shares outstanding is as follows:

	2010	2009	2008
	(Shares in thousands)
Basic shares	39,906	39,718	39,584
Dilutive shares assumed issued	374	218	248

Diluted shares	40,280	39,936	39,832

Weighted average stock options of 4,391 thousand, 1,677 thousand and 1,022 thousand were antidilutive and therefore not included in the calculation of earnings per share for 2010, 2009 and 2008, respectively.
Accumulated other comprehensive income at year end consisted of the following:

	2010	2009
	(Dollars in thousands)
Financial instruments marked to market, net of tax	$(15,262)	$(17,343)
Cumulative translation adjustment	59,128	77,577
Defined benefit pension and postretirement plans, net of tax	(95,746)	(94,354)

Accumulated other comprehensive income (loss)	$(51,880)	$(34,120)